RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (19,493)
Additional provisions in the period	(5,946)
Balance sheet write-offs	1,153
Recoveries of amounts previously reserved	4,323
Balance sheet reclassifications	(159)
Foreign exchange impact	(1,265)
Trade receivables, allowances for credit losses at end of period	$ (21,387)